Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	$ 216,931	$ 180,839
Property and equipment, net	2,003	2,108
Right-of-use assets, net	1,131	1,342
Canada
Disclosure of geographical areas [line items]
Revenue	13,196	11,965
Property and equipment, net	259	217
Right-of-use assets, net	167	422
United States
Disclosure of geographical areas [line items]
Revenue	150,826	125,627
Property and equipment, net	384	404
Right-of-use assets, net	200	202
Rest of World
Disclosure of geographical areas [line items]
Revenue	52,909	43,247
Property and equipment, net	1,360	1,487
Right-of-use assets, net	$ 764	$ 718